                       SEMIANNUAL REPORT / APRIL 30, 2002

                         AIM MID CAP OPPORTUNITIES FUND

            On July 1, 2002, AIM Mid Cap Opportunities Fund will be renamed AIM Opportunities II Fund.

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                 THE ARTIST'S GARDEN AT VETHEUIL BY CLAUDE MONET

  A BEAUTIFUL GARDEN, SUCH AS THE ONE DEPICTED IN MONET'S CLASSIC PAINTING, IS

USUALLY A PLEASING COMBINATION OF MANY DIFFERENT FLOWERING PLANTS. SIMILARLY, IN

      AIM MID CAP OPPORTUNITIES FUND, WE SEEK TO OWN THE STOCKS OF A BROAD

  CROSS-SECTION OF RAPIDLY GROWING MID-SIZED COMPANIES IN AN EFFORT TO PRODUCE

                            ATTRACTIVE TOTAL RETURN.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Mid Cap Opportunities Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund's average annual total returns (including sales charges) for the periods ended 4/30/02 are as follows: Class A shares, inception (12/30/98), 17.51%; one year,-20.07%. Class B shares, inception (11/12/99), -5.25%; one year, -20.23%. Class C shares, inception (11/12/99), -4.07%; one year, -16.87%. In addition to returns as of the close of the reporting period, industry regulations require us to provide the fund's average annual total returns (including sales charges) for the periods ended 3/31/02 (the most recent calendar quarter-end), which are as follows: Class A shares, inception (12/30/98), 18.56%; one year, -13.52%. Class B shares, inception (11/12/99), -4.79%; one year, -13.71%. Class C shares, inception (11/12/99),
    -3.56%; one year, -10.08%.

o Past performance cannot guarantee comparable future returns. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

o   The fund is closed to new investors.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o A significant portion of the fund's returns during certain periods was attributable to its investments in initial public offerings (IPOs). These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o Leveraging and short selling, along with other hedging strategies, may present higher risks, but also offer greater potential rewards. Short sales are riskier because they rely on the managers' ability to anticipate a security's future value. The fund, which is not a complete investment program, may not be appropriate for all investors. There is no guarantee that the fund managers' investment strategies will help investors attain their goals. Please see the prospectus for more information about specific investment strategies and risks.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.


o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Standard & Poor's MidCap 400 Index (the S&P 400) represents the performance of mid-capitalization stocks.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

      AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
    OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL
                                 OF YOUR MONEY.

     This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                    Dear Fellow Shareholder:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                       Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                       Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

   However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

   Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

   The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

   No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

   As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

   Briefly, AIM Mid Cap Opportunities Fund earned positive results despite a difficult period for stocks, achieving total return at net asset value of 1.55% for Class A shares. Because its alternative investment strategies tend to moderate its results in both rising and falling markets, the fund underperformed the Lipper Mid-Cap Growth Fund Index's 6.05% return for the six-month period.

   You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

   Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

FUND POSTS MODEST GAINS IN DIFFICULT MARKET

WHAT WERE AIM MID CAP OPPORTUNITIES FUND'S RESULTS FOR THE PAST SIX MONTHS?

Despite the adverse climate for growth stocks during most of the reporting period, the fund earned positive results. For the six months ended April 30, 2002, AIM Mid Cap Opportunities Fund posted total returns at net asset value of 1.55% for Class A shares and 1.20% for Class B and Class C shares.

   During the period, growth stocks such as those held by AIM Mid Cap Opportunities Fund were outperformed by value stocks. In addition, the fund--unlike most other growth funds--applies alternative investment strategies such as derivatives and hedging to help offset volatility, meaning that the fund typically falls less in falling markets, but also rises less in rising markets. The S&P 400 (the broad market index for mid cap stocks) returned 20.04%, thanks largely to its exposure to value stocks. By comparison, the S&P 500, often cited as representing the performance of the U.S. market for stocks of all sizes, returned 2.31%.

WHAT WAS THE ECONOMIC CLIMATE DURING THE PERIOD?

The slowdown of the past two years had a severe impact on corporate earnings, yet the actual recession was one of the mildest in the past 60 years. After a single quarter of negative growth (the third quarter of 2001), the U.S. economy began expanding again. Gross domestic product (GDP) grew at a 1.7% annual rate during the fourth quarter, then unexpectedly shot up to a torrid 5.6% rate during the first quarter of 2002. Consumers spent briskly. Many manufacturers increased production to replenish inventories that were selling at last.

   Expecting vigorous growth to continue, eager investors moved money to stocks, and valuations rose. The Federal Reserve Board ("the Fed") indicated that it might soon need to raise short-term interest rates to prevent the rapid growth from spurring inflation.

   But in April, growth unexpectedly slowed. Unemployment, which had been shrinking, spiked to 6%. The consumer spending growth rate declined, and inflation remained very low. Replenished inventories remained unsold as end-user demand lagged behind production. Companies continued postponing capital expenditures as nervous executiveswaited to see profit margins improve before incurring new costs. As slower growth reduced the threat of inflation, the probability of a Fed interest rate increase receded.

WHAT IMPACT DID THESE CHANGES HAVE ON THE STOCK MARKET?

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The Fed helped spark the earlier rally with its fourth-quarter cuts in the federal funds rate, but its hints about an interest rate increase in the months ahead put a damper on the rally in the first quarter of 2002.

   Although growth stocks did well during the November rally, they underperformed value stocks for the reporting period as a whole. This put the fund at a disadvantage, since AIM Mid Cap Opportunities Fund is managed as a growth fund.

   Nonetheless, we found sectors able to offer good returns. Among the better-performing ones were the consumer- discretionary and consumer-staples sectors, which continued to flourish because consumers kept spending, and energy, which rallied as oil and gas prices rose. Financial services stocks, especially banks, got a boost from the low interest rate environment, which encouraged borrowing, but hesitated when it appeared rates might rise. Medical devices and high-growth pharmaceuticals performed well in the first quarter, but when they weakened in April, we decreased the fund's exposure.

================================================================================

FUND AT A GLANCE

AIM Mid Cap Opportunities Fund seeks long-term capital appreciation.

                                    [PHOTO]

INVESTMENT STYLE: Growth (Focuses on the growth potential of a company's earnings, the most tangible measure of growth and success)

o   Invests in mid-size company growth stocks

o Employs short selling and leveraging to maximize returns and reduce volatility

o Uses hedging techniques that may present higher risks but potentially higher rewards

o Seeks out companies offering special opportunities such as technological advances or competitive changes

================================================================================

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

=================================================================================================================================
TOP 10 LONG POSITIONS                            TOP 10 INDUSTRIES                                 TOP 10 SHORT POSITIONS
---------------------------------------------------------------------------------------------------------------------------------
 1. Medicis Pharmaceutical Corp.-Class A   2.3%   1. Semiconductors                         6.9%   1.  Affiliated Computer
                                                                                                       Services, Inc.         1.1%

 2. Univision Communications Inc.-Class A  2.1    2. Electronic Equipment & Instruments     6.5    2.  TMP Worldwide, Inc.    0.9

 3. AFLAC Inc.                             2.1    3. Diversified Financial Services         5.7    3.  Eastman Kodak Co.      0.8

 4. Cox Radio, Inc.-Class A                2.1    4. Semiconductor Equipment                5.6    4.  Brocade Communication
                                                                                                       Systems, Inc.          0.7

 5. MERX Corp.                             2.0    5. Broadcasting & Cable TV                5.6    5.  International Game
                                                                                                       Technology             0.7

 6. Shaw Group Inc. (The)                  1.8    6. Oil & Gas Drilling                     5.5    6.  King Pharmaceuticals,
                                                                                                       Inc.                   0.7

 7. GlobalSantaFe Corp.                    1.7    7. Health Care Distributors & Services    4.3    7.  Campbell Soup Co.      0.6

 8. AmerisourceBergen Corp.                1.6    8. Application Software                   3.7    8.  Concord EFS, Inc.      0.6

 9. OM Group, Inc.                         1.6    9. Health Care Equipment                  3.6    9.  Direct Focus, Inc.     0.6

10. Microchip Technology Inc.              1.6   10. IT Consulting & Services               3.4    10. RadioShack Corp.       0.6

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.
=================================================================================================================================

WHAT ACTIONS DID THE FUND TAKE?

We continued selecting holdings based on bottom-up analysis, thoroughly researching the soundness of a company's fundamentals before purchasing its stock. Positive contributors to the fund's results included for-profit education company Apollo Group, which provides programs tailored to working adults, and Univision Communications, the #1 Spanish-language TV network in the United States. Both showed impressive growth in net income during the past year.

   During the first quarter we kept the fund's ownership of industrials somewhat below its index's level, anticipating slower spending in that sector. However, the slowdown did not materialize, and the fund missed some performance potential. We found good holdings in the energy sector, especially oil services, that performed well because of rising energy prices.

   Though the technology sector as a whole has not recovered as quickly as hoped, we continued to find strong companies in the semiconductor and semiconductor production equipment industries. These companies tend to be on the leading edge of economic recoveries because other firms buy semiconductors to build into their manufactured goods, and these holdings position the fund well to benefit as the recovery gains momentum.

   AIM Mid Cap Opportunities Fund uses alternative strategies, such as obtaining certain stocks to sell short, to help counterbalance adverse market conditions. We target 6% to 10% of fund assets for these short positions, which are selected for company-specific risks. At the end of the period, short sale positions composed 9.71% of the fund.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

The economic situation appeared to offer grounds for cautious optimism. The recovery seemed to be continuing, though at a more modest pace. Recessionary conditions lasted only one quarter and were relatively mild compared to past recessions, and some economists hypothesized that mild recessions generate mild recoveries. If that were to occur, moderate growth might continue for several months without generating much inflation, perhaps allowing the Fed to leave interest rates unchanged for some time. A continuation of low rates could help increase companies' earnings by reducing costs, leaving them more profit from their revenues and bolstering their stock values.

   The markets, however, remained volatile because of investors' uncertainty about mixed economic signals, corporate accounting practices, and the Middle East.

PORTFOLIO MANAGEMENT TEAM

Steven A. Brase
Brant H. DeMuth
Robert C. Leslie
Charles D. Scavone


           See important fund and index disclosures insidefront cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

                                                              MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-91.49%

AEROSPACE & DEFENSE-0.48%

United Defense Industries, Inc.(a)                 50,000   $ 1,360,000
=======================================================================

AIR FREIGHT & COURIERS-0.71%

Expeditors International of Washington, Inc.       35,000     2,025,450
=======================================================================

APPAREL RETAIL-2.91%

Abercrombie & Fitch Co.-Class A(a)                 75,000     2,250,000
-----------------------------------------------------------------------
Charming Shoppes, Inc.(a)                         175,000     1,512,000
-----------------------------------------------------------------------
Chico's FAS, Inc.(a)                               37,500     1,353,000
-----------------------------------------------------------------------
Hot Topic, Inc.(a)(b)                             142,500     3,214,800
=======================================================================
                                                              8,329,800
=======================================================================

APPLICATION SOFTWARE-3.67%

Advent Software, Inc.(a)                           50,500     2,493,690
-----------------------------------------------------------------------
Cerner Corp.(a)                                    50,000     2,655,500
-----------------------------------------------------------------------
Electronic Arts Inc.(a)                            50,000     2,952,500
-----------------------------------------------------------------------
Informatica Corp.(a)(b)                           300,000     2,379,000
=======================================================================
                                                             10,480,690
=======================================================================

BANKS-0.90%

Investors Financial Services Corp.                 35,000     2,577,400
=======================================================================

BIOTECHNOLOGY-1.51%

Gilead Sciences, Inc.(a)                           50,000     1,556,000
-----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      50,000     2,747,500
=======================================================================
                                                              4,303,500
=======================================================================

BROADCASTING & CABLE TV-5.56%

Cox Radio, Inc.-Class A(a)                        205,000     5,871,200
-----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    150,000     4,023,000
-----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          150,000     5,994,000
=======================================================================
                                                             15,888,200
=======================================================================

CASINOS & GAMING-0.63%

Mandalay Resort Group(a)                           50,000     1,793,000
=======================================================================

COMPUTER & ELECTRONICS RETAIL-1.56%

CDW Computer Centers, Inc.(a)                      50,000     2,740,000
-----------------------------------------------------------------------
Electronics Boutique Holdings Corp.(a)             60,000     1,706,400
=======================================================================
                                                              4,446,400
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.17%

ATI Technologies Inc. (Canada)(a)                 190,000     1,938,000
-----------------------------------------------------------------------
Network Appliance, Inc.(a)                         80,000     1,396,000
=======================================================================
                                                              3,334,000
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

CONSTRUCTION & ENGINEERING-1.76%

Shaw Group Inc. (The)(a)                          165,000   $ 5,037,450
=======================================================================

CONSUMER FINANCE-0.31%

Providian Financial Corp.                         125,000       887,500
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.82%

Apollo Group, Inc.-Class A(a)                      45,000     1,725,300
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             112,500     3,465,000
=======================================================================
                                                              5,190,300
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-5.68%

Edwards (A.G.), Inc.                              100,000     4,092,000
-----------------------------------------------------------------------
Legg Mason, Inc.                                   60,000     3,014,400
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      50,000     2,950,000
-----------------------------------------------------------------------
Schwab (Charles) Corp. (The)                      200,000     2,278,000
-----------------------------------------------------------------------
SEI Investments Co.                               115,400     3,887,826
=======================================================================
                                                             16,222,226
=======================================================================

DIVERSIFIED METALS & MINING-0.57%

Peabody Energy Corp.                               60,000     1,621,800
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-6.09%

Celestica Inc. (Canada)(a)                         65,000     1,800,500
-----------------------------------------------------------------------
Diebold, Inc.(b)                                   40,000     1,512,800
-----------------------------------------------------------------------
MERX Corp.(a)(b)                                  340,000     5,684,800
-----------------------------------------------------------------------
Newport Corp.                                      30,000       615,300
-----------------------------------------------------------------------
Plexus Corp.(a)                                   125,000     3,123,750
-----------------------------------------------------------------------
Sanmina-SCI Corp.(a)                              136,000     1,414,400
-----------------------------------------------------------------------
Veeco Instruments Inc.(a)                          50,000     1,481,500
-----------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                    80,000     1,759,200
=======================================================================
                                                             17,392,250
=======================================================================

FOOTWEAR-0.39%

Reebok International Ltd.(a)                       40,000     1,106,000
=======================================================================

GENERAL MERCHANDISE STORES-1.05%

Family Dollar Stores, Inc.                         87,100     3,013,660
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.31%

AdvancePCS(a)(b)                                   60,000     2,028,600
-----------------------------------------------------------------------
AmerisourceBergen Corp.                            60,000     4,650,000
-----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            30,000     2,976,000
-----------------------------------------------------------------------
Renal Care Group, Inc.(a)                          75,000     2,662,500
=======================================================================
                                                             12,317,100
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

HEALTH CARE EQUIPMENT-3.60%

Beckman Coulter, Inc.                              25,000   $ 1,194,250
-----------------------------------------------------------------------
Guidant Corp.(a)                                   62,500     2,350,000
-----------------------------------------------------------------------
Med-Design Corp. (The)(a)                         209,400     2,931,600
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          25,000     2,080,250
-----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           50,000     1,735,500
=======================================================================
                                                             10,291,600
=======================================================================

HEALTH CARE FACILITIES-1.18%

Triad Hospitals, Inc.(a)                           80,000     3,360,000
=======================================================================

HOME FURNISHINGS-0.56%

Mohawk Industries, Inc.(a)(b)                      25,000     1,608,250
=======================================================================

INDUSTRIAL MACHINERY-1.49%

CoorsTek, Inc.(a)                                  50,000     1,964,500
-----------------------------------------------------------------------
SPX Corp.(a)(b)                                    17,000     2,289,050
=======================================================================
                                                              4,253,550
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.45%

Intrado Inc.(a)                                    70,000     1,301,300
=======================================================================

INTERNET SOFTWARE & SERVICES-1.33%

EarthLink, Inc.(a)                                150,000     1,092,000
-----------------------------------------------------------------------
SonicWALL, Inc.(a)(b)                             215,000     1,595,300
-----------------------------------------------------------------------
Yahoo! Inc.(a)                                     75,000     1,107,000
=======================================================================
                                                              3,794,300
=======================================================================

IT CONSULTING & SERVICES-3.35%

CACI International Inc.-Class A(a)                 50,000     1,508,700
-----------------------------------------------------------------------
Computer Sciences Corp.(a)                         50,000     2,242,500
-----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       95,000     2,827,200
-----------------------------------------------------------------------
Tier Technologies, Inc.-Class B(a)                198,700     2,990,435
=======================================================================
                                                              9,568,835
=======================================================================

LEISURE FACILITIES-0.38%

International Speedway Corp.-Class A               25,000     1,075,000
=======================================================================

LEISURE PRODUCTS-1.09%

Racing Champions Ertl Corp.(a)                    145,000     3,104,015
=======================================================================

LIFE & HEALTH INSURANCE-2.09%

AFLAC Inc.(b)                                     200,000     5,980,000
=======================================================================

MANAGED HEALTH CARE-0.75%

Caremark Rx, Inc.(a)                              100,000     2,150,000
=======================================================================

MOVIES & ENTERTAINMENT-0.89%

AMC Entertainment Inc.(a)                         175,000     2,537,500
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

MULTI-UTILITIES-0.82%

Mirant Corp.(a)                                    75,000   $   906,000
-----------------------------------------------------------------------
Williams Cos., Inc. (The)                          75,000     1,432,500
=======================================================================
                                                              2,338,500
=======================================================================

NETWORKING EQUIPMENT-0.71%

Emulex Corp.(a)                                    70,000     2,029,300
=======================================================================

OIL & GAS DRILLING-5.54%

GlobalSantaFe Corp.                               135,000     4,737,150
-----------------------------------------------------------------------
Nabors Industries, Inc.(a)                         45,000     2,049,750
-----------------------------------------------------------------------
Noble Corp.(a)(b)                                  40,000     1,734,000
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      75,000     2,400,000
-----------------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)               55,000     1,843,050
-----------------------------------------------------------------------
Pride International, Inc.(a)                      165,000     3,067,350
=======================================================================
                                                             15,831,300
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.56%

BJ Services Co.(a)                                 45,000     1,653,300
-----------------------------------------------------------------------
Smith International, Inc.(a)(b)                    40,000     2,802,000
=======================================================================
                                                              4,455,300
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.85%

Ultra Petroleum Corp.(a)                          277,100     2,441,251
=======================================================================

OIL & GAS REFINING & MARKETING-0.88%

Premcor Inc.(a)                                    35,200       994,400
-----------------------------------------------------------------------
Valero Energy Corp.                                35,000     1,510,600
=======================================================================
                                                              2,505,000
=======================================================================

PHARMACEUTICALS-3.10%

Medicis Pharmaceutical Corp.-Class A(a)           125,000     6,693,750
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         38,500     2,156,385
=======================================================================
                                                              8,850,135
=======================================================================

PUBLISHING & PRINTING-0.35%

Scholastic Corp.(a)                                20,000     1,014,600
=======================================================================

SEMICONDUCTOR EQUIPMENT-4.30%

Amkor Technology, Inc.(a)                          75,000     1,507,500
-----------------------------------------------------------------------
ASE Test Ltd. (Taiwan)(a)                         175,000     2,385,250
-----------------------------------------------------------------------
LTX Corp.(a)                                       65,000     1,378,650
-----------------------------------------------------------------------
Mykrolis Corp.(a)                                  77,832     1,147,244
-----------------------------------------------------------------------
Photronics, Inc.(a)                               100,000     3,307,000
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          55,000     2,569,600
=======================================================================
                                                             12,295,244
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

SEMICONDUCTORS-6.89%

Chartered Semiconductor Manufacturing
  Ltd.-ADR (Singapore)(a)                         150,000   $ 3,847,500
-----------------------------------------------------------------------
ChipPAC, Inc.(a)                                  265,000     2,424,750
-----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         43,000     1,548,000
-----------------------------------------------------------------------
Microchip Technology Inc.(a)                      100,000     4,450,000
-----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         100,000     1,740,000
-----------------------------------------------------------------------
Semtech Corp.(a)                                  100,000     3,198,000
-----------------------------------------------------------------------
Silicon Storage Technology, Inc.(a)               250,000     2,480,000
=======================================================================
                                                             19,688,250
=======================================================================

SPECIALTY CHEMICALS-1.61%

OM Group, Inc.                                     69,100     4,612,425
=======================================================================

SPECIALTY STORES-3.31%

Copart, Inc.(a)                                   125,000     1,923,750
-----------------------------------------------------------------------
Cost Plus, Inc.(a)                                 90,000     2,650,500
-----------------------------------------------------------------------
Foot Locker, Inc.(a)                              185,000     2,913,750
-----------------------------------------------------------------------
O'Reilly Automotive, Inc.(a)                       50,000     1,619,500
-----------------------------------------------------------------------
PETsMART, Inc.(a)                                  22,500       337,950
=======================================================================
                                                              9,445,450
=======================================================================

SYSTEMS SOFTWARE-0.82%

Borland Software Corp.(a)                         215,000     2,343,500
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.54%

Polycom, Inc.(a)                                   75,000     1,546,500
=======================================================================

TOBACCO-0.29%

R.J. Reynolds Tobacco Holdings, Inc.(b)            12,000       830,400
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-1.17%

Fastenal Co.                                       40,000     3,345,600
=======================================================================

TRUCKING-0.51%

Swift Transportation Co., Inc.(a)                  75,000     1,458,750
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $242,930,643)                         261,382,581
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
CONVERTIBLE NOTES-1.73%

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.37%

DDi Corp., Conv. Unsec. Sub. Notes, 6.25%,
  04/01/07 (Acquired 03/26/02; Cost
  $1,300,000)(c)                               $1,300,000     1,066,000
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.27%

ASML Holding N.V. (Netherlands), Conv. Sub.
  Yankee Notes, 5.75%, 10/15/06 (Acquired
  10/17/01; Cost $2,500,000)(c)                 2,500,000     3,631,250
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

TELECOMMUNICATIONS EQUIPMENT-0.09%

Kestrel Solutions, Conv. Sub. Notes,
  (Acquired 07/20/00-10/10/00; Cost
  $4,762,500)
  5.50%, 07/15/05(c)(d)                        $4,750,000   $   237,500
=======================================================================
    Total Convertible Notes
      (Cost $8,558,700)                                       4,934,750
=======================================================================
U.S. TREASURY SECURITIES-0.35%

U.S. TREASURY BILLS-0.35%

  1.67%, 06/20/02 (Cost $997,680)(e)            1,000,000       997,680
=======================================================================


                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
OPTIONS
  PURCHASED-1.47%

CALLS-0.05%

Coors (Adolph) Co.       1,130      $   70      Jun-02           15,820
-----------------------------------------------------------------------
S & P 500 Index          1,450       1,200      Sep-02          134,125
=======================================================================
                                                                149,945
=======================================================================

PUTS-1.42%

Philadelphia Oil
  Service Sector
  Index                  5,000         100      May-02           80,000
-----------------------------------------------------------------------
S & P 500 Index          1,330       1,075      May-02          230,755
-----------------------------------------------------------------------
S & P 500 Index          8,660       1,075      Jun-02        2,593,670
-----------------------------------------------------------------------
S & P 500 Index          2,730       1,050      Sep-02        1,064,700
-----------------------------------------------------------------------
Valero Energy Corp.      3,500          45      May-02           87,500
=======================================================================
                                                              4,056,625
=======================================================================
    Total Options Purchased
      (Cost $4,985,169)                                       4,206,570
=======================================================================


                                                 SHARES
MONEY MARKET FUNDS-6.15%

STIC Liquid Assets Portfolio(f)                 8,795,294      8,795,294
------------------------------------------------------------------------
STIC Prime Portfolio(f)                         8,795,294      8,795,294
========================================================================
    Total Money Market Funds (Cost
      $17,590,588)                                            17,590,588
========================================================================
TOTAL INVESTMENTS-101.19% (Cost $275,062,780)                289,112,169
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.19%)                         (3,410,129)
========================================================================
NET ASSETS-100.00%                                          $285,702,040
________________________________________________________________________
========================================================================

                                                 SHARES
                                                  SOLD         MARKET
                                                 SHORT         VALUE
SECURITIES SOLD SHORT(g)

Affiliated Computer Services, Inc.                 60,000   $  3,244,200
------------------------------------------------------------------------
Brocade Communications Systems, Inc.               80,000      2,047,200
------------------------------------------------------------------------
Campbell Soup Co.                                  65,000      1,794,650
------------------------------------------------------------------------
Concord EFS, Inc.                                  50,000      1,581,195
------------------------------------------------------------------------
Coors (Adolph) Co.                                 22,500      1,504,125
------------------------------------------------------------------------
Darden Restaurants, Inc.                           30,000      1,197,000
------------------------------------------------------------------------
Direct Focus, Inc.                                 35,000      1,564,500
------------------------------------------------------------------------
Eastman Kodak Co.                                  71,500      2,303,015
------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.               47,900      1,254,501
------------------------------------------------------------------------
International Game Technology                      30,000      1,888,500
------------------------------------------------------------------------

                                                 SHARES
                                                  SOLD         MARKET
                                                 SHORT         VALUE
SECURITIES SOLD SHORT(g)-(CONTINUED)

King Pharmaceuticals, Inc.                         60,000   $  1,880,400
------------------------------------------------------------------------
Manugistics Group, Inc.                            65,000      1,024,400
------------------------------------------------------------------------
Herman Miller, Inc.                                 4,600        112,378
------------------------------------------------------------------------
Outback Steakhouse, Inc.                           40,000      1,402,800
------------------------------------------------------------------------
RadioShack Corp.                                   50,000      1,560,000
------------------------------------------------------------------------
Retek Inc.                                         35,000        825,965
------------------------------------------------------------------------
TMP Worldwide, Inc.                                85,000      2,564,450
========================================================================
                                                            $ 27,749,279
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of these securities at 04/30/02 was $4,934,750 which represented 1.73% of the Fund's net assets.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) Collateral on short sales was segregated by the Fund in the amount of $28,190,125 which represents 102% of market value.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $275,062,780)                                $289,112,169
-----------------------------------------------------------
Cash                                              1,460,038
-----------------------------------------------------------
Receivables for:
  Investments sold                                   62,845
-----------------------------------------------------------
  Fund shares sold                                   36,024
-----------------------------------------------------------
  Dividends and interest                            116,065
-----------------------------------------------------------
  Investments sold short                         28,188,195
-----------------------------------------------------------
  Short stock rebates                                32,019
-----------------------------------------------------------
Investment for deferred compensation plan            21,476
-----------------------------------------------------------
Other assets                                         20,107
===========================================================
    Total assets                                319,048,938
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,353,133
-----------------------------------------------------------
  Fund shares reacquired                          1,265,871
-----------------------------------------------------------
  Options written (premiums received
    $624,117)                                       485,257
-----------------------------------------------------------
  Deferred compensation plan                         21,476
-----------------------------------------------------------
  Short stock account dividends                       6,100
-----------------------------------------------------------
  Short positions covered                            66,850
-----------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $28,188,195)        27,749,279
-----------------------------------------------------------
Accrued distribution fees                           226,114
-----------------------------------------------------------
Accrued trustees' fees                                  683
-----------------------------------------------------------
Accrued transfer agent fees                          85,489
-----------------------------------------------------------
Accrued operating expenses                           86,646
===========================================================
    Total liabilities                            33,346,898
===========================================================
Net assets applicable to shares outstanding    $285,702,040
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $131,086,107
___________________________________________________________
===========================================================
Class B                                        $110,179,980
___________________________________________________________
===========================================================
Class C                                        $ 44,435,953
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           8,010,419
___________________________________________________________
===========================================================
Class B                                           6,854,155
___________________________________________________________
===========================================================
Class C                                           2,764,124
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.36
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.36 divided by
      94.50%)                                  $      17.31
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.07
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.08
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                       $    603,424
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $1,796)                                           265,748
-----------------------------------------------------------
Dividends from affiliated money market funds        151,145
-----------------------------------------------------------
Short stock rebates                                 209,633
===========================================================
    Total investment income                       1,229,950
===========================================================

EXPENSES:

Advisory fees                                       794,545
-----------------------------------------------------------
Administrative services fees                         42,089
-----------------------------------------------------------
Custodian fees                                       31,446
-----------------------------------------------------------
Distribution fees -- Class A                        254,008
-----------------------------------------------------------
Distribution fees -- Class B                        598,241
-----------------------------------------------------------
Distribution fees -- Class C                        244,943
-----------------------------------------------------------
Transfer agent fees -- Class A                      145,502
-----------------------------------------------------------
Transfer agent fees -- Class B                      121,329
-----------------------------------------------------------
Transfer agent fees -- Class C                       49,677
-----------------------------------------------------------
Trustees' fees                                        4,564
-----------------------------------------------------------
Interest                                             83,115
-----------------------------------------------------------
Dividends on short sales                             68,608
-----------------------------------------------------------
Other                                                98,532
===========================================================
    Total expenses                                2,536,599
===========================================================
Less: Fees waived                                   (74,129)
-----------------------------------------------------------
    Expenses paid indirectly                         (2,911)
===========================================================
    Net expenses                                  2,459,559
===========================================================
Net investment income (loss)                     (1,229,609)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS,
  OPTION CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                          (9,697,562)
-----------------------------------------------------------
  Futures contracts                                (437,647)
-----------------------------------------------------------
  Option contracts written                        1,638,021
-----------------------------------------------------------
  Securities sold short                         (10,284,092)
===========================================================
                                                (18,781,280)
===========================================================
Change in net unrealized appreciation of:
  Investment securities                          24,581,563
-----------------------------------------------------------
  Option contracts written                          242,739
-----------------------------------------------------------
  Securities sold short                           1,010,514
===========================================================
                                                 25,834,816
===========================================================
Net gain from investment securities, futures
  contracts, option contracts and securities
  sold short                                      7,053,536
===========================================================
Net increase in net assets resulting from
  operations                                   $  5,823,927
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2002             2001
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $  (1,229,609)   $    (911,538)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts, option contracts
    and securities sold short                                   (18,781,280)    (131,066,522)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, option contracts and securities
    sold short                                                   25,834,816      (45,029,726)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   5,823,927     (177,007,786)
============================================================================================
Share transactions-net:
  Class A                                                       (27,432,688)     (69,317,840)
--------------------------------------------------------------------------------------------
  Class B                                                       (16,304,947)     (35,807,987)
--------------------------------------------------------------------------------------------
  Class C                                                        (7,739,384)     (17,779,325)
============================================================================================
    Net increase (decrease) in net assets                       (45,653,092)    (299,912,938)
============================================================================================

NET ASSETS:

  Beginning of period                                           331,355,132      631,268,070
============================================================================================
  End of period                                               $ 285,702,040    $ 331,355,132
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 462,088,394    $ 513,565,413
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (1,253,507)         (20,830)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts,
    option contracts and securities sold short                 (189,760,012)    (170,978,732)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, option contracts and securities sold short       14,627,165      (11,210,719)
============================================================================================
                                                              $ 285,702,040    $ 331,355,132
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital. The Fund closed to new investors as of March 21, 2000.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $167,015,219 as of October 31, 2001 is broken down by expiration date as follows:

      CAPITAL LOSS
      CARRYFORWARD                                                EXPIRATION
      ------------                                             ----------------
      $ 43,384,856                                             October 31, 2008
      -------------------------------------------------------------------------
       123,630,363                                             October 31, 2009
      =========================================================================
      $167,015,219
      -------------------------------------------------------------------------
      =========================================================================


E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

I. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

K. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to November 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $3,068 reduction in the cost of securities and a corresponding $3,068 increase in net unrealized gains and losses, based on securities held by the Fund on November 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,933, to increase net unrealized gains and losses by $1,242 and to increase net realized gains and losses by $691. As a result, the net investment income per share, the net realized and unrealized gains and losses per share and the ratio of net investment income to average net assets were unchanged.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P MidCap 400 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P MidCap 400 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $1,555.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $42,089 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $167,798 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $181,434, $598,241 and $244,943, respectively, as compensation under the Plans. During the Fund's closing to new investors, AIM Distributors has agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution plan fees. For the six months ended April 30, 2002, AIM Distributors waived fees of $72,574 for Class A shares.

  AIM Distributors retained commissions of $4,540 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $278, $384 and $1,280 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $3,789 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,811 and reductions in custodian fees of $1,100 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,911.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first serve basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.

  During the six months ended April 30, 2002, the average outstanding daily balance of bank loans for the Fund was $2,651,934 with a weighted average interest rate of 2.57%.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $304,244,677 and $369,649,583, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                        $ 31,687,475
-----------------------------------------------------------
  Securities sold short                           1,382,355
-----------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                         (19,117,178)
-----------------------------------------------------------
  Securities sold short                            (943,439)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 13,009,213
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $276,541,872.
Proceeds from securities sold short for tax purposes is
$28,188,195.

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2002 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------    -----------
Beginning of period                                              8,907     $ 1,262,589
--------------------------------------------------------------------------------------
Written                                                         39,571       5,768,325
--------------------------------------------------------------------------------------
Closed                                                         (19,915)     (3,897,719)
--------------------------------------------------------------------------------------
Exercised                                                      (15,900)     (1,702,306)
--------------------------------------------------------------------------------------
Expired                                                         (6,620)       (806,772)
======================================================================================
End of period                                                    6,043     $   624,117
______________________________________________________________________________________
======================================================================================


Open call options written at April 30, 2002 were as follows:

                                                                                                       APRIL 30,
                                                                                 NUMBER                  2002        UNREALIZED
                                                            CONTRACT   STRIKE      OF       PREMIUMS    MARKET      APPRECIATION
ISSUE                                                        MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     (DEPRECIATION)
-----                                                       --------   ------   ---------   --------   ---------   --------------
AFLAC Inc.                                                   May-02    $  30        700     $47,599    $ 47,250       $    349
---------------------------------------------------------------------------------------------------------------------------------
AdvancePCS                                                   May-02     32.5        600      91,197     120,000        (28,803)
---------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                May-02       40        400      29,199      15,000         14,199
---------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                              May-02     22.5        700     109,897      68,250         41,647
---------------------------------------------------------------------------------------------------------------------------------
Informatica Corp.                                            May-02       10      1,200      47,474      12,000         35,474
---------------------------------------------------------------------------------------------------------------------------------
MERX Corp.                                                   May-02     17.5         83       7,304       4,357          2,947
---------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.                                      May-02       65        250      50,498      43,125          7,373
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                  May-02       45        400      70,798      36,000         34,798
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                         May-02       65        120      24,239      53,400        (29,161)
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                    May-02      150        120      28,039       5,400         22,639
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                    May-02       75        400      52,798      35,000         17,798
---------------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc.                                              May-02      7.5      1,070      65,075      45,475         19,600
=================================================================================================================================
                                                                                  6,043    $624,117    $485,257       $138,860
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NOTE 9--PUT OPTION CONTRACTS

Transactions in put options contracts written during the six months ended April 30, 2002 are summarized as follows:

                                                               PUT OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                               512      $ 239,096
------------------------------------------------------------------------------------
Purchased                                                       3,439        555,482
------------------------------------------------------------------------------------
Closed                                                         (3,552)      (761,742)
------------------------------------------------------------------------------------
Exercised                                                        (399)       (32,836)
====================================================================================
End of period                                                      --             --
____________________________________________________________________________________
====================================================================================


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    APRIL 30, 2002                 OCTOBER 31, 2001
                                                              --------------------------    ------------------------------
                                                                SHARES         AMOUNT         SHARES           AMOUNT
                                                              ----------    ------------    ----------    ----------------
Sold:
  Class A                                                        461,151    $  7,656,029     1,187,465     $  23,683,488
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         92,191       1,530,008       532,694        10,439,436
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         78,216       1,284,563       264,490         5,376,573
==========================================================================================================================
Reacquired:
  Class A                                                     (2,092,765)    (35,088,717)   (4,899,783)      (93,001,328)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,080,612)    (17,834,955)   (2,466,649)      (46,247,423)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (549,970)     (9,023,947)   (1,234,206)      (23,155,898)
==========================================================================================================================
                                                              (3,091,789)   $(51,477,019)   (6,615,989)    $(122,905,152)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                              ----------------------------------------------------------------------------
                                                                                                         DECEMBER 30, 1998
                                              SIX MONTHS                   THREE MONTHS                  (DATE OPERATIONS
                                                ENDED       YEAR ENDED        ENDED        YEAR ENDED      COMMENCED) TO
                                              APRIL 30,     OCTOBER 31,    OCTOBER 31,      JULY 31,         JULY 31,
                                                 2002         2001(a)          2000         2000(a)            1999
                                              ----------    -----------    ------------    ----------    -----------------
Net asset value, beginning of period           $  16.11      $  23.17        $  23.62       $  15.78          $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.03)(b)      0.04           (0.01)         (0.18)          (0.04)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.28         (7.10)          (0.44)          9.92            5.82
==========================================================================================================================
    Total from investment operations               0.25         (7.06)          (0.45)          9.74            5.78
==========================================================================================================================
Less distributions:
  Dividends from net investment income               --            --              --          (0.02)             --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --            --              --          (1.88)             --
==========================================================================================================================
    Total distributions                              --            --              --          (1.90)             --
==========================================================================================================================
Net asset value, end of period                 $  16.36      $  16.11        $  23.17       $  23.62          $15.78
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                    1.55%       (30.47)%         (1.91)%        65.58%          57.80%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $131,086      $155,356        $309,391       $336,203          $4,790
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sales expense):
  With fee waivers                                 1.17%(d)      1.33%           2.06%(e)       2.33%           2.28%(e)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              1.27%(d)      1.43%           2.16%(e)       2.40%           7.55%(e)
==========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense):
  With fee waivers                                 1.07%(d)      1.24%           1.93%(e)       2.08%           2.19%(e)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              1.17%(d)      1.34%           2.03%(e)       2.15%           7.46%(e)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.38)%(b)(d)      0.20%      (0.08)%(e)     (0.80)%         (0.79)%(e)
==========================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net assets        0.10%(d)      0.09%           0.13%(e)       0.25%           0.09%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                             105%          289%             49%           196%            135%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $146,350,547.
(e)  Annualized.

                                                                                     CLASS B
                                                          --------------------------------------------------------------
                                                                                                       NOVEMBER 12, 1999
                                                          SIX MONTHS                   THREE MONTHS       (DATE SALES
                                                            ENDED       YEAR ENDED        ENDED          COMMENCED) TO
                                                          APRIL 30,     OCTOBER 31,    OCTOBER 31,         JULY 31,
                                                             2002         2001(a)          2000             2000(a)
                                                          ----------    -----------    ------------    -----------------
Net asset value, beginning of period                       $  15.89      $  23.02        $  23.51          $  17.83
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.10)(b)     (0.11)          (0.05)            (0.28)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.28         (7.02)          (0.44)             5.97
========================================================================================================================
    Total from investment operations                           0.18         (7.13)          (0.49)             5.69
========================================================================================================================
Less dividends from net investment income                        --            --              --             (0.01)
========================================================================================================================
Net asset value, end of period                             $  16.07      $  15.89        $  23.02          $  23.51
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                1.13%       (30.97)%         (2.08)%           31.95%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $110,180      $124,588        $225,060          $255,439
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales expense)       1.92%(d)      2.10%           2.81%(e)          3.08%(e)
========================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales expense)       1.82%(d)      2.00%           2.68%(e)          2.83%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (1.13)%(b)(d)     (0.57)%      (0.83)%(e)        (1.55)%(e)
========================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                0.10%(d)      0.09%           0.13%(e)          0.25%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                         105%          289%             49%              196%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $120,639,644.
(e)  Annualized.

                                                                                        CLASS C
                                                             --------------------------------------------------------------
                                                                                                          NOVEMBER 12, 1999
                                                             SIX MONTHS                   THREE MONTHS       (DATE SALES
                                                               ENDED       YEAR ENDED        ENDED          COMMENCED) TO
                                                             APRIL 30,     OCTOBER 31,    OCTOBER 31,         JULY 31,
                                                                2002         2001(a)          2000             2000(a)
                                                             ----------    -----------    ------------    -----------------
Net asset value, beginning of period                          $ 15.89        $ 23.02        $ 23.51           $  17.83
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.10)(b)      (0.11)         (0.05)             (0.28)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.29          (7.02)         (0.44)              5.97
===========================================================================================================================
    Total from investment operations                             0.19          (7.13)         (0.49)              5.69
===========================================================================================================================
Less dividends from net investment income                          --             --             --              (0.01)
===========================================================================================================================
Net asset value, end of period                                $ 16.08        $ 15.89        $ 23.02           $  23.51
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                                  1.20%        (30.97)%        (2.08)%            31.95%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,436        $51,412        $96,817           $100,452
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                  1.92%(d)       2.10%          2.81%(e)           3.08%(e)
===========================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                  1.82%(d)       2.00%          2.68%(e)           2.83%(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.13)%(b)(d)     (0.57)%     (0.83)%(e)         (1.55)%(e)
===========================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                  0.10%(d)       0.09%          0.13%(e)           0.25%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                           105%           289%            49%               196%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $49,394,539.
(e)  Annualized.

BOARD OF TRUSTEES                                 OFFICERS                                  OFFICE OF THE FUND

Robert H. Graham                                  Robert H. Graham                          11 Greenway Plaza
                                                  Chairman and President                    Suite 100
Frank S. Bayley                                                                             Houston, TX 77046
                                                  Carol F. Relihan
Bruce L. Crockett                                 Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden                                  Gary T. Crum                              A I M Advisors, Inc.
                                                  Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                                          Suite 100
                                                  Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                                    Vice President and Treasurer
                                                                                            TRANSFER AGENT
Carl Frischling                                   Stuart W. Coco
                                                  Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                                          P.O. Box 4739
                                                  Melville B. Cox                           Houston, TX 77210-4739
Lewis F. Pennock                                  Vice President
                                                                                            CUSTODIAN
Ruth H. Quigley                                   Edgar M. Larsen
                                                  Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                                              225 Franklin Street
                                                                                            Boston, MA 02110

                                                                                            COUNSEL TO THE FUND

                                                                                            Ballard Spahr
                                                                                            Andrews & Ingersoll, LLP
                                                                                            1735 Market Street
                                                                                            Philadelphia, PA 19103

                                                                                            COUNSEL TO THE TRUSTEES

                                                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                                                            919 Third Avenue
                                                                                            New York, NY 10022

                                                                                            DISTRIBUTOR

                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

                           EQUITY FUNDS

     DOMESTIC EQUITY FUNDS         INTERNATIONAL/GLOBAL EQUITY FUNDS            A I M Management Group Inc. has provided
                                                                                leadership in the mutual fund industry
        MORE AGGRESSIVE                    MORE AGGRESSIVE                      since 1976 and manages approximately $158
                                                                                billion in assets for more than 9 million
AIM Small Cap Opportunities(1)     AIM Developing Markets                       shareholders, including individual investors,
AIM Mid Cap Opportunities(1)       AIM European Small Company                   corporate clients and financial institutions.*
AIM Large Cap Opportunities(1)     AIM Asian Growth
AIM Emerging Growth                AIM International Emerging Growth                The AIM Family of Funds--Registered
AIM Small Cap Growth(2)            AIM Global Aggressive Growth                 Trademark-- is distributed nationwide. AIM
AIM Aggressive Growth              AIM European Development                     is a subsidiary of AMVESCAP PLC, one of the
AIM Mid Cap Growth                 AIM Euroland Growth                          world's largest independent financial services
AIM Dent Demographic Trends        AIM International Equity                     companies with $400 billion in assets under
AIM Constellation                  AIM Global Growth                            management.*
AIM Large Cap Growth               AIM Worldwide Spectrum
AIM Weingarten                     AIM Global Trends
AIM Small Cap Equity               AIM International Value(4)
AIM Capital Development
AIM Mid Cap Equity                         MORE CONSERVATIVE
AIM Select Equity(3)
AIM Value II                                SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                              MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity          AIM New Technology
AIM Charter                        AIM Global Telecommunications and Technology
AIM Basic Value                    AIM Global Energy(5)
AIM Large Cap Basic Value          AIM Global Infrastructure
AIM Balanced                       AIM Global Financial Services
AIM Basic Balanced                 AIM Global Health Care
                                   AIM Global Utilities
        MORE CONSERVATIVE          AIM Real Estate(6)

                                           MORE CONSERVATIVE

                       FIXED-INCOME FUNDS


TAXABLE FIXED-INCOME FUNDS           TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                     MORE AGGRESSIVE

AIM High Yield II                  AIM High Income Municipal
AIM High Yield                     AIM Municipal Bond
AIM Strategic Income               AIM Tax-Free Intermediate
AIM Income                         AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                      MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

        MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

* As of 3/31/02                                         [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--


                                                                       MCO-SAR-1


A I M DISTRIBUTORS, INC.